UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07707

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2014

Date of reporting period: August 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Real Estate Investment Fund

Portfolio of Investments

August 31, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.1%
Equity: Other - 34.7%
Diversified/Specialty - 29.7%
Armada Hoffler Properties, Inc.	74,572	$716,637
British Land Co. PLC. (The)	238,814	2,900,019
Buzzi Unicem SpA	52,120	790,943
CA Immobilien Anlagen AG (a)	84,840	1,754,604
Cheung Kong Holdings Ltd.	101,000	1,842,469
ClubCorp Holdings, Inc.	76,308	1,416,276
Cofinimmo	10,140	1,251,339
Country Garden Holdings Co., Ltd.	2,539,000	1,119,170
CSR Ltd.	273,300	894,129
Dream Office Real Estate Investment Trust	40,411	1,080,427
East Japan Railway Co.	10,600	824,076
Fibra Uno Administracion SA de CV	533,870	1,923,308
Gramercy Property Trust, Inc.	339,489	2,101,437
Hemfosa Fastigheter AB (a)	53,291	845,964
Henderson Land Development Co., Ltd.	92,600	613,688
Home Depot, Inc. (The)	7,930	741,455
Kennedy Wilson Europe Real Estate PLC	107,620	1,961,745
Kennedy-Wilson Holdings, Inc.	76,650	2,002,098
Lend Lease Group	108,000	1,444,087
Merlin Properties Socimi SA (a)	209,240	2,747,659
Mitchells & Butlers PLC (a)	132,930	905,552
Mitsubishi Estate Co., Ltd.	110,000	2,543,948
Mitsui Fudosan Co., Ltd.	94,000	2,999,604
New World Development Co., Ltd.	380,505	481,133
New York REIT, Inc. (b)	173,380	1,787,548
Nomura Real Estate Master Fund, Inc.	448	562,690
Orix J-REIT, Inc.	991	1,326,077
Pruksa Real Estate PCL	659,671	712,544
Regal Entertainment Group-Class A	92,020	1,937,021
Spirit Realty Capital, Inc.	51,851	612,360
Sumitomo Realty & Development Co., Ltd.	57,000	2,210,215
Sun Hung Kai Properties Ltd.	161,855	2,457,158
Supalai PCL (NVDR)	983,300	801,976
Swire Properties Ltd.	480,400	1,611,713
Taiheiyo Cement Corp.	117,000	489,379
Tokyu Fudosan Holdings Corp.	72,800	559,029
Top REIT, Inc.	109	502,827
UOL Group Ltd.	236,012	1,198,907
Vornado Realty Trust	7,650	809,905
Wharf Holdings Ltd. (The)	356,000	2,787,993

		56,269,109

Health Care - 5.0%
Chartwell Retirement Residences	99,660	1,027,489
HCP, Inc.	31,680	1,372,694
LTC Properties, Inc.	41,340	1,692,873
Medical Properties Trust, Inc.	133,840	1,885,806
Omega Healthcare Investors, Inc. (b)	55,240	2,080,891
Ventas, Inc.	19,830	1,304,417

		9,364,170

		65,633,279

Company	Shares	U.S. $ Value
Retail - 20.3%
Regional Mall - 5.7%
Pennsylvania Real Estate Investment Trust	106,840	2,153,894
Simon Property Group, Inc.	36,448	6,197,253
Washington Prime Group, Inc.	123,749	2,415,581

		10,766,728

Shopping Center/Other Retail - 14.6%
Aeon Mall Co., Ltd.	27,860	608,366
American Realty Capital Properties, Inc.	36,015	473,957
DDR Corp.	94,470	1,721,243
Federation Centres	599,500	1,490,992
Fukuoka REIT Corp.	215	411,230
Hammerson PLC	109,680	1,107,218
Harvey Norman Holdings Ltd.	157,670	523,328
Japan Retail Fund Investment Corp.	501	1,050,861
Kite Realty Group Trust	79,394	2,042,014
Klepierre	42,953	2,046,493
Link REIT (The)	83,261	494,519
Ramco-Gershenson Properties Trust	119,279	2,022,972
Regency Centers Corp.	14,050	802,817
Retail Opportunity Investments Corp.	130,200	2,062,368
RioCan Real Estate Investment Trust (b)	19,399	483,325
Scentre Group (a)	1,115,883	3,574,674
Unibail-Rodamco SE	13,021	3,499,200
Vastned Retail NV	29,410	1,430,960
Weingarten Realty Investors	16,520	565,314
Westfield Corp.	182,082	1,295,823

		27,707,674

		38,474,402

Residential - 15.5%
Multi-Family - 13.6%
Associated Estates Realty Corp.	161,990	2,996,815
Brookfield Residential Properties, Inc. (a)	46,802	945,400
China Overseas Land & Investment Ltd.	324,000	910,836
China Vanke Co., Ltd.-Class H (a)(b)	637,617	1,195,421
CIFI Holdings Group Co., Ltd.	2,520,000	497,252
Comforia Residential REIT, Inc.	56	103,863
Equity Residential	18,940	1,258,942
Essex Property Trust, Inc.	2,430	470,084
GAGFAH SA (a)	135,928	2,662,899
Irish Residential Properties REIT PLC (a)	404,320	552,036
Japan Rental Housing Investments, Inc.	379	281,762
Kenedix Residential Investment Corp.	203	526,029
KWG Property Holding Ltd.	1,406,500	1,027,110
LEG Immobilien AG (a)	24,170	1,803,012
Meritage Homes Corp. (a)	40,760	1,682,165
Mid-America Apartment Communities, Inc.	31,660	2,289,651
Rossi Residencial SA (a)	514,855	326,600
Stockland	771,750	3,066,524
Sun Communities, Inc.	23,620	1,266,741
Taylor Wimpey PLC	437,180	833,079
Wing Tai Holdings Ltd.	653,000	977,092

		25,673,313

Company	Shares	U.S. $ Value
Self Storage - 1.0%
Public Storage	6,132	1,074,204
Safestore Holdings PLC	253,230	902,808

		1,977,012

Single Family - 0.9%
Fortune Brands Home & Security, Inc.	39,240	1,695,560

		29,345,885

Office - 12.7%
Office - 12.7%
Allied Properties Real Estate Investment Trust (b)	38,682	1,270,070
Boston Properties, Inc.	7,720	937,362
Columbia Property Trust, Inc.	72,200	1,853,374
Cominar Real Estate Investment Trust	77,917	1,383,774
Cousins Properties, Inc.	176,756	2,243,034
Daiwa Office Investment Corp. (b)	73	385,951
Fabege AB	72,150	949,238
Hongkong Land Holdings Ltd.	208,000	1,425,118
Investa Office Fund	386,200	1,324,601
Japan Excellent, Inc.	1,122	1,511,721
Japan Prime Realty Investment Corp.	88	323,606
Japan Real Estate Investment Corp.	273	1,502,013
Kenedix Office Investment Corp.-Class A	251	1,388,803
Kilroy Realty Corp.	10,910	690,058
NTT Urban Development Corp.	45,900	526,334
Parkway Properties, Inc./MD	99,691	2,068,588
SL Green Realty Corp.	29,353	3,209,751
Workspace Group PLC	106,780	1,100,852

		24,094,248

Lodging - 8.9%
Lodging - 8.9%
Ashford Hospitality Prime, Inc.	105,479	1,707,705
Ashford Hospitality Trust, Inc.	177,042	2,051,917
Chatham Lodging Trust	89,090	2,059,761
DiamondRock Hospitality Co.	175,190	2,333,531
FelCor Lodging Trust, Inc.	136,570	1,412,134
Hersha Hospitality Trust	311,280	2,113,591
Intrawest Resorts Holdings, Inc. (a)	40,040	460,860
Japan Hotel REIT Investment Corp. (b)	1,472	890,140
Pebblebrook Hotel Trust	22,880	886,371
Starwood Hotels & Resorts Worldwide, Inc.	22,500	1,902,150
Wyndham Worldwide Corp.	11,770	952,664

		16,770,824

Industrials - 4.5%
Industrial Warehouse Distribution - 3.8%
Granite Real Estate Investment Trust	49,720	1,889,360
Hansteen Holdings PLC	353,360	603,056
Japan Logistics Fund, Inc.	225	517,797
Mapletree Industrial Trust	791,000	911,808
Mapletree Logistics Trust	968,483	911,339
ProLogis, Inc.	12,044	493,081
STAG Industrial, Inc.	81,950	1,920,089

		7,246,530

Company	Shares		U.S. $ Value
Mixed Office Industrial - 0.7%
Goodman Group	256,580		1,338,600

			8,585,130

Financial:Other - 0.8%
Financial:Other - 0.8%
HFF, Inc.-Class A	46,780		1,403,400

Mortgage - 0.7%
Mortgage - 0.7%
Altisource Residential Corp.	53,284		1,307,589

Total Common Stocks (cost $157,602,599)			185,614,757

WARRANTS - 0.0%
Equity:Other - 0.0%
Diversified/Specialty - 0.0%
Sun Hung Kai Properties Ltd., expiring 4/22/16 (a) (cost $7,720)	11,487		28,310

SHORT-TERM INVESTMENTS - 1.8%
Investment Companies - 1.2%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.07% (c)(d) (cost $2,220,014)	2,220,014		2,220,014

	Principal Amount (000)
Time Deposits - 0.6%
ANZ, London
1.624%, 9/01/14	AUD	391	364,798
BBH, Grand Cayman
0.001%, 9/01/14	CHF	13	13,976
0.005%, 9/01/14	HKD	263	33,985
0.022%, 9/01/14	SEK	609	87,194
0.276%, 9/01/14	NOK	22	3,607
BTMU, Grand Cayman
0.005%, 9/01/14	JPY	6,469	62,180
DBS Bank Ltd, Singapore
0.02%, 9/02/14	USD	73	72,563
Wells Fargo, Grand Cayman
(0.03)%, 9/01/14	EUR	58	76,637
0.082%, 9/01/14	GBP	271	450,668
0.229%, 9/02/14	CAD	93	85,761

Total Time Deposits (cost $1,255,389)			1,251,369

Total Short-Term Investments (cost $3,475,403)			3,471,383

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 99.9% (cost $161,085,722)		189,114,450

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 3.0%
Investment Companies - 3.0%
AllianceBernstein Exchange Reserves-Class I, 0.07% (c)(d) (cost $5,665,967)	5,665,967	5,665,967

Total Investments - 102.9% (cost $166,751,689) (e)		194,780,417
Other assets less liabilities - (2.9)%		(5,497,093)

Net Assets - 100.0%		$189,283,324

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	SEK	7,468	USD	1,082	9/17/14	$14,011
Barclays Bank PLC	USD	577	SEK	3,868	9/17/14	(23,693)
Barclays Bank PLC	JPY	447,722	USD	4,380	12/15/14	73,131
BNP Paribas SA	AUD	5,162	USD	4,870	9/17/14	53,173
BNP Paribas SA	USD	4,114	AUD	4,449	9/17/14	37,066
Citibank, NA	AUD	2,377	USD	2,211	9/17/14	(7,115)
Citibank, NA	USD	940	SEK	6,292	9/17/14	(39,911)
Credit Suisse International	GBP	944	USD	1,581	9/17/14	13,725
Credit Suisse International	JPY	384,984	USD	3,794	9/17/14	93,591
Credit Suisse International	CAD	5,302	USD	4,838	12/15/14	(26,270)
Deutsche Bank AG	EUR	1,973	USD	2,673	9/17/14	79,936
Deutsche Bank AG	CAD	1,722	USD	1,582	9/17/14	(1,556)
Goldman Sachs Bank USA	USD	1,231	JPY	124,878	9/17/14	(30,636)
HSBC Bank USA	AUD	2,938	USD	2,693	9/17/14	(48,657)
JPMorgan Chase Bank, NA	USD	3,377	SEK	22,476	9/17/14	(161,502)
Morgan Stanley Capital Services LLC	EUR	344	USD	471	9/17/14	18,722
Morgan Stanley Capital Services LLC	NOK	3,294	USD	533	9/17/14	1,638
Morgan Stanley Capital Services LLC	USD	3,094	EUR	2,317	9/17/14	(49,630)
Morgan Stanley Capital Services LLC	USD	2,100	JPY	213,609	9/17/14	(46,949)
Royal Bank of Scotland PLC	NZD	1,773	USD	1,528	9/17/14	46,811
Royal Bank of Scotland PLC	USD	3,096	NZD	3,581	9/17/14	(104,679)
UBS AG	USD	3,773	GBP	2,202	9/17/14	(117,596)
UBS AG	USD	4,427	NOK	26,562	9/17/14	(143,295)

						$(369,685)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

(e)	As of August 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $30,711,954 and gross unrealized depreciation of investments was $(2,683,226), resulting in net unrealized appreciation of $28,028,728.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

NVDR	-	Non Voting Depositary Receipt
REIT	-	Real Estate Investment Trust

Country Breakdown*

August 31, 2014 (unaudited)

46.1%	United States
11.9%	Japan
8.0%	Australia
6.3%	Hong Kong
5.6%	United Kingdom
4.4%	Canada
3.0%	France
2.6%	China
2.4%	Germany
2.1%	Singapore
1.4%	Spain
1.0%	Mexico
1.0%	Austria
1.0%	Sweden
3.2%	Other

100.0%	Total Investments

*	All data are as of August 31, 2014. The Fund’s country breakdowns are expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.8% or less in the following countries: Belgium, Brazil, Ireland, Italy, Netherlands and Thailand

AllianceBernstein Global Real Estate Investment Fund

August 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2014:

Investments in Securities	Level 1	Level 2		Level 3			Total
Assets:
Common Stocks:
Equity: Other	$30,453,385	$35,179,894		$	– 0	–	$65,633,279
Retail	27,242,195	11,232,207			– 0	–	38,474,402
Residential	16,104,392	13,241,493			– 0	–	29,345,885
Office	14,756,864	9,337,384			– 0	–	24,094,248
Lodging	15,880,684	890,140			– 0	–	16,770,824
Industrials	4,905,586	3,679,544			– 0	–	8,585,130
Financial:Other	1,403,400	– 0	–		– 0	–	1,403,400
Mortgage	1,307,589	– 0	–		– 0	–	1,307,589
Warrants	28,310	– 0	–		– 0	–	28,310

Investments in Securities	Level 1		Level 2			Level 3			Total
Short-Term Investments:
Investment Companies	$2,220,014		$	– 0	–	$	– 0	–	$2,220,014
Time Deposits	– 0	–		1,251,369			– 0	–	1,251,369
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	5,665,967			– 0	–		– 0	–	5,665,967

Total Investments in Securities	119,968,386			74,812,031	†		– 0	–	194,780,417
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	– 0	–		431,804			– 0	–	431,804
Liabilities
Forward Currency Exchange Contracts	– 0	–		(801,489)			– 0	–	(801,489)

Total^**	$119,968,386			$74,442,346		$	– 0	–	$194,410,732

†	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	An amount of $1,998,279 was transferred from Level 2 to Level 1 due to increase in trading volume during the reporting period.
**	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolios. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including Pricing Policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the Pricing Policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the Pricing Policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the Pricing Policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparisons of security valuation versus prior daily day for all securities that exceeded established thresholds, 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Real Estate Investment Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 21, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	October 21, 2014